SECURED CONVERTIBLE DEBENTURE (Details) - CAD ($)		12 Months Ended
	Jan. 03, 2025	Dec. 31, 2025	Dec. 31, 2024
SECURED CONVERTIBLE DEBENTURE
Amount of convertible debenture converted	$ 45,000		$ 314,262
Amount of accrued interest converted	$ 4,421
Number of shares issued upon conversion	246,995	26,088,257	1,594,314
Amount of principal and settled interest converted		$ 4,803,067	$ 314,262
Opening		4,481,066	4,236,848
Accrued interest and accretion		371,422	591,480
Less payment of interest			(33,000)
Conversion of convertible debenture and interest		$ (4,852,488)	(314,262)
Ending			4,481,066
Current portion			$ 4,481,066